Leases - Amounts recognized in the consolidated statement of profit and loss (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
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Right-of-use depreciation	€ 58,371
Finance lease expenses (note 27)	34,558
Finance lease expenses	34,558
Expenses related to short-term or low-value agreements	20,247
Other operating lease expenses	12,988
Total operating lease expenses	33,235
Lease payments	73,785
Land and Buildings
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Right-of-use depreciation	49,786
Machinery
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Right-of-use depreciation	1,768
Computer equipment
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Right-of-use depreciation	2,204
Vehicles
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Right-of-use depreciation	€ 4,613